Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses	$ 27	$ 6	$ 87	$ 32
Solventum 2024 Plan | Spinoff
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum shares issued					13,000,000
Stock-based compensation expenses			$ 20